INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2022
Classes of current inventories [abstract]
Disclosure of detailed information about inventories [Table Text Block]

	December 31, 2022	December 31, 2021
Finished goods - doré	$5,561	$3,735
Work-in-process	9,176	6,409
Stockpile	4,825	9,015
Silver coins and bullion	8,001	10,790
Materials and supplies	37,198	30,664
	$64,761	$60,613